UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23384

Eagle Point Income Company Inc.

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 202

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Thomas P. Majewski

c/o Eagle Point Income Company Inc.

600 Steamboat Road, Suite 202

Greenwich, CT 06830

(Name and address of agent for service)

Copies to

Thomas J. Friedmann

Philip Hinkle
Dechert LLP
One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110
(617) 728-7120

Registrant’s telephone number, including area code: (203) 340-8500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders

The Company’s Semiannual Report to stockholders for the six months ending June 30, 2019 is filed herewith.

first half 2019

stockholder Semiannual report

IMPORTANT NOTICE REGARDING ELECTRONIC DELIVERY

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports for Eagle Point Income Company Inc. (the “Company”) such as this report will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. For shareholder reports and other communications from the Company issued prior to February 2021, you may elect to receive such reports and other communications electronically. If you own shares of the Company through a financial intermediary, you may contact your financial intermediary to elect to receive materials electronically. You may also visit www.fundreports.com or call 1-866-345-5954. If you own shares of the Company directly, you may contact us at 1-844-810-6501.

You may elect to receive all future reports in paper, free of charge. If you own shares of the Company through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports after February 2021. You may also visit www.fundreports.com or call 1-866-345-5954. If you make such an election through your financial intermediary, your election to receive reports in paper may apply to all funds held through your financial intermediary. If you own shares of the Company directly, you may contact us at 1-844-810-6501.

Eagle Point Income Company Inc.

Semiannual Report – June 30, 2019

2

Important Information

This report is transmitted to the stockholders of Eagle Point Income Company Inc. (“we”, “us”, “our” or the “Company”) and is furnished pursuant to certain regulatory requirements. This report and the information and views herein do not constitute investment advice, or a recommendation or an offer to enter into any transaction with the Company or any of its affiliates. This report is provided for informational purposes only, does not constitute an offer to sell securities of the Company and is not a prospectus. From time to time, the Company may have a registration statement relating to one or more of its securities on file with the US Securities and Exchange Commission (“SEC”). Any registration statement that has not yet been declared effective by the SEC, and any prospectus relating thereto, is not complete and may be changed. Any securities that are the subject of such a registration statement may not be sold until the registration statement filed with the SEC is effective.

The information and its contents are the property of Eagle Point Income Management LLC (the “Adviser”) and/or the Company. Any unauthorized dissemination, copying or use of this presentation is strictly prohibited and may be in violation of law. This presentation is being provided for informational purposes only.

Investors should read the Company’s SEC filings (which are publicly available on the EDGAR Database on the SEC website at http://www.sec.gov) carefully and consider their investment goals, time horizons and risk tolerance before investing in the Company. Investors should consider the Company’s investment objectives, risks, charges and expenses carefully before investing in securities of the Company. There is no guarantee that any of the goals, targets or objectives described in this report will be achieved.

An investment in the Company is not appropriate for all investors. The investment program of the Company is speculative, entails substantial risk and includes investment techniques not employed by traditional mutual funds. An investment in the Company is not intended to be a complete investment program. Shares of closed-end investment companies, such as the Company, frequently trade at a discount from their net asset value (“NAV”), which may increase investors’ risk of loss. Past performance is not indicative of, or a guarantee of, future performance. The performance and certain other portfolio information quoted herein represents information as of June 30, 2019. Nothing herein should be relied upon as a representation as to the future performance or portfolio holdings of the Company. Investment return and principal value of an investment will fluctuate, and shares, when sold, may be worth more or less than their original cost. The Company’s performance is subject to change since the end of the period noted in this report and may be lower or higher than the performance data shown herein.

Neither the Adviser nor the Company provide legal, accounting or tax advice. Any statement regarding such matters is explanatory and may not be relied upon as definitive advice. Investors should consult with their legal, accounting and tax advisors regarding any potential investment. The information presented herein is as of the dates noted herein and is derived from financial and other information of the Company, and, in certain cases, from third party sources and reports (including reports of third party custodians, CLO managers and trustees) that have not been independently verified by the Company. As noted herein, certain of this information is estimated and unaudited, and therefore subject to change. We do not represent that such information is accurate or complete, and it should not be relied upon as such.

Forward-Looking Statements

This report may contain “forward-looking statements” within the meaning of the Private Securities Litigation Reform Act of 1995. Statements other than statements of historical facts included in this report may constitute forward-looking statements and are not guarantees of future performance or results and involve a number of risks and uncertainties. Actual results may differ materially from those in the forward-looking statements as a result of a number of factors, including those described in the Company’s filings with the SEC. The Company undertakes no duty to update any forward-looking statement made herein. All forward-looking statements speak only as of the date of this report.

3

Summary of Certain Unaudited Portfolio Characteristics

The summary of portfolio characteristics reflected below is as of June 30, 2019. The data is unaudited.

Summary Portfolio Characteristics (as of June 30, 2019)
Number of CLO Securities	36
Fair Value of CLO Securities (1)	$82,342,150
Weighted Average Coupon of CLO Debt (2)	L+ 5.83%
Weighted Average Price of CLO Debt (% of Par) (2)	93.83%

1 Fair value of securities is inclusive of accrued interest of $1,151,306.

2 Weighted average coupon and weighted average price are based on relative par amount. As of June 30, 2019, CLO debt securities comprise 88.4% of the Company’s investment portfolio.

4

Financial Statements for the Six Months Ended June 30, 2019 (Unaudited)

5

EAGLE POINT INCOME COMPANY INC.
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2019
(expressed in U.S. dollars)
(Unaudited)

ASSETS
Investments, at fair value (cost $84,108,706)	$81,190,844
Cash	10,805,889
Interest receivable	1,151,306
Prepaid expenses	23,017
Total Assets	93,171,056
LIABILITIES
Management fee payable	96,917
Due to affiliates	45,296
Professional fees payable	31,071
Directors’ fees payable	21,250
Administration fees payable	19,703
Tax expense payable	7,500
Other expenses payable	6,250
Total Liabilities	227,987
COMMITMENTS AND CONTINGENCIES (Note 6)
NET ASSETS applicable to 4,656,159 shares of $0.001 par value common stock outstanding	$92,943,069
NET ASSETS consist of:
Paid-in capital (Note 5)	$93,186,698
Aggregate distributable earnings (losses)	(243,629)
Total Net Assets	$92,943,069
Net asset value per share of common stock	$19.96

See accompanying notes to the financial statements

6

EAGLE POINT INCOME COMPANY INC.
SCHEDULE OF INVESTMENTS
As of June 30, 2019
(expressed in U.S. dollars)
(Unaudited)

Issuer(1)	Investment(2)	Principal Amount	Cost	Fair Value(3)	% of Net Assets
CLO Debt(4)
United States
Apidos CLO XXIX, Ltd.	CLO Secured Note – Class D (7.83% due 7/25/30)	$5,900,000	$5,715,005	$5,406,170	5.82%
Ares XLV CLO Ltd.	CLO Secured Note – Class E (8.70% due 10/15/30)	800,000	785,146	783,680	0.84%
Assurant CLO IV, Ltd.	CLO Secured Note – Class E (9.56% due 4/20/30)	575,000	575,419	575,230	0.62%
Barings CLO Ltd. 2018-II	CLO Secured Note – Class D (8.15% due 4/15/30)	3,650,000	3,606,073	3,420,050	3.68%
Barings CLO Ltd. 2018-IV	CLO Secured Note – Class E (8.42% due 10/15/30)	750,000	746,400	713,250	0.77%
Battalion CLO XI Ltd.	CLO Secured Note – Class E (8.56% due 10/24/29)	4,600,000	4,500,337	4,391,160	4.72%
Battalion CLO XII Ltd.	CLO Secured Note – Class E (8.62% due 5/17/31)	1,458,000	1,404,320	1,374,748	1.48%
Black Diamond CLO 2016-1, Ltd.	CLO Secured Note – Class D-R (8.19% due 4/26/31)	1,050,000	979,711	932,925	1.00%
Black Diamond CLO 2017-1, Ltd.	CLO Secured Note – Class D (9.18% due 4/24/29)	3,600,000	3,590,750	3,473,280	3.74%
Carlyle US CLO 2018-1, Ltd.	CLO Secured Note – Class D (8.34% due 4/20/31)	550,000	548,252	518,595	0.56%
Carlyle US CLO 2018-2, Ltd.	CLO Secured Note – Class D (7.85% due 10/15/31)	3,750,000	3,631,592	3,430,500	3.69%
CIFC Funding 2015-I, Ltd.	CLO Secured Note – Class E-RR (8.59% due 1/22/31)	2,600,000	2,554,318	2,469,220	2.66%
CIFC Funding 2015-II, Ltd.	CLO Secured Note – Class E-R (7.90% due 4/15/27)	2,800,000	2,800,000	2,714,320	2.92%
CIFC Funding 2018-1, Ltd.	CLO Secured Note – Class E (7.60% due 4/18/31)	3,675,000	3,488,866	3,387,248	3.64%
CIFC Funding 2018-II, Ltd.	CLO Secured Note – Class D (8.44% due 4/20/31)	950,000	933,356	908,010	0.98%
CIFC Funding 2018-IV, Ltd.	CLO Secured Note – Class E (10.29% due 10/17/31)	2,000,000	1,836,951	1,791,400	1.93%
CIFC Funding 2019-III, Ltd.	CLO Secured Note – Class D (9.23% due 7/16/32)	1,900,000	1,869,814	1,874,730	2.02%
Cook Park CLO, Ltd.	CLO Secured Note – Class E (7.99% due 4/17/30)	1,000,000	981,759	927,200	1.00%
Dryden 37 Senior Loan Fund, Ltd.	CLO Secured Note – Class E-R (7.75% due 1/15/31)	500,000	480,913	448,200	0.48%
Dryden 64 CLO, Ltd.	CLO Secured Note – Class E (8.20% due 4/18/31)	1,300,000	1,280,368	1,221,740	1.31%
LCM XVIII, L.P.	CLO Secured Note – Class E-R (8.54% due 4/20/31)	600,000	598,148	562,320	0.61%
Madison Park Funding XXVII, Ltd.	CLO Secured Note – Class D (7.59% due 4/20/30)	500,000	478,870	451,550	0.49%
Marathon CLO IX, Ltd.	CLO Secured Note – Class D (8.65% due 4/15/29)	4,050,000	3,991,231	3,798,090	4.09%
Marathon CLO XIII Ltd.	CLO Secured Note – Class D (9.33% due 4/15/32)	3,500,000	3,325,166	3,325,000	3.58%
Octagon Investment Partners 37, Ltd.	CLO Secured Note – Class D (7.98% due 7/25/30)	1,200,000	1,173,651	1,110,960	1.20%
Octagon Investment Partners 38, Ltd.	CLO Secured Note – Class D (8.29% due 7/20/30)	3,300,000	3,227,992	3,116,520	3.35%
Octagon Investment Partners 39, Ltd.	CLO Secured Note – Class E (8.34% due 10/20/30)	950,000	941,777	899,365	0.97%
OZLM XXI, Ltd.	CLO Secured Note – Class D (8.13% due 1/20/31)	4,150,000	4,043,167	3,832,110	4.12%
Palmer Square CLO 2018-1, Ltd	CLO Secured Note – Class D (7.75% due 4/18/31)	570,000	528,560	523,545	0.56%
Rockford Tower CLO 2017-3, Ltd.	CLO Secured Note – Class E (8.34% due 10/20/30)	3,750,000	3,717,095	3,512,625	3.78%
Rockford Tower CLO 2018-2, Ltd.	CLO Secured Note – Class E (8.59% due 10/20/31)	3,750,000	3,737,673	3,564,750	3.84%
Vibrant CLO VI, Ltd.	CLO Secured Note – Class E (8.14% due 6/20/29)	4,100,000	4,026,576	3,836,370	4.13%
Vibrant CLO VIII, Ltd.	CLO Secured Note – Class D (8.34% due 1/20/31)	1,750,000	1,694,237	1,621,725	1.74%
York CLO-2 Ltd.	CLO Secured Note – Class E-R (8.24% due 1/22/31)	780,000	745,963	733,902	0.79%
			74,539,456	71,650,488	77.11%

CLO Equity(5)(6)
United States
Marathon CLO XIII Ltd.	CLO Subordinated Note (estimated yield of 13.64% due 4/15/32)	5,300,000	4,889,250	4,880,679	5.25%
Venture 37 CLO, Limited	CLO Subordinated Note (estimated yield of 17.13% due 7/15/32)	5,200,000	4,680,000	4,659,677	5.01%
			9,569,250	9,540,356	10.26%
Total investments, at fair value as of June 30, 2019			$84,108,706	$81,190,844	87.37%
Net assets above (below) fair value of investments				11,752,225
Net assets as of June 30, 2019				$92,943,069

See accompanying notes to the financial statements

7

EAGLE POINT INCOME COMPANY INC.
SCHEDULE OF INVESTMENTS – (continued)
As of June 30, 2019
(expressed in U.S. dollars)
(Unaudited)

(1)	The Company is not affiliated with, nor does it “control” (as such term is defined in the Investment Company Act of 1940 (the “1940 Act”)), any of the issuers listed. In general, under the 1940 Act, we would be presumed to “control” an issuer if we owned 25% or more of its voting securities.
(2)	All investments are restricted and categorized as structured finance securities.
(3)	Fair value is determined in good faith in accordance with the Company’s valuation policy and is approved by the Company’s Board of Directors.
(4)	CLO debt positions reflect the coupon rates as of June 30, 2019. The interest income from CLO debt positions is expected to be received in cash.
(5)	The fair value of CLO equity investments were determined using significant, unobservable inputs.
(6)	CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. It is the Company’s policy to update the effective yield for each CLO equity position held within the Company’s portfolio at the initiation of each investment and each subsequent quarter thereafter. The estimated yield and investment cost may ultimately not be realized. As of June 30, 2019, the Company’s weighted average effective yield on its aggregate CLO equity positions, based on current amortized cost, was 15.35%.

See accompanying notes to the financial statements

8

EAGLE POINT INCOME COMPANY INC.
STATEMENT OF OPERATIONS
For the six months ended June 30, 2019
(expressed in U.S. dollars)
(Unaudited)

INVESTMENT INCOME
Interest income	$3,338,800
Total Investment Income	3,338,800
EXPENSES
Management fee	501,262
Administration fees	155,936
Directors’ fees	127,500
Other expenses	91,289
Professional fees	78,706
Tax expense	45,000
Total Expenses	999,693
Management fee voluntarily waived by the Adviser	(404,345)
Expenses reimbursed by the Adviser	(291,213)
Administration fee voluntarily waived by the Adviser	(98,515)
Total Expenses Reimbursed and Fees Waived by the Adviser (Note 4)	(794,073)
Net Expenses	205,620
NET INVESTMENT INCOME	3,133,180
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(458,946)
Net change in unrealized appreciation (depreciation) on investments	3,512,541
NET GAIN (LOSS) ON INVESTMENTS	3,053,595
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,186,775

See accompanying notes to the financial statements

9

EAGLE POINT INCOME COMPANY INC.
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2019
(expressed in U.S. dollars except share amounts)
(Unaudited)

Net increase (decrease) in net assets resulting from operations:
Net investment income	$3,133,180
Net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments	3,053,595
Total net increase (decrease) in net assets resulting from operations	6,186,775
Common stock distributions declared and payable to stockholders	—
Capital share transactions:
Issuance of shares of common stock pursuant to private placement	16,935,451
Paid-in capital contribution by affiliates of the Adviser pursuant to private placement (Note 4)	897,481
Total capital share transactions	17,832,932
Total increase (decrease) in net assets	24,019,707
Net assets at beginning of period	68,923,362
Net assets at end of period	$92,943,069
Capital share activity:
Shares of common stock issued pursuant to private placement	886,563
Total increase (decrease) in capital share activity	886,563

See accompanying notes to the financial statements

10

EAGLE POINT INCOME COMPANY INC.
STATEMENT OF CASH FLOWS
For the six months ended June 30, 2019
(expressed in U.S. dollars)
(Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase (decrease) in net assets resulting from operations	$6,186,775
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(19,625,633)
Proceeds from sales of investments and repayments of principal	10,236,445
Net realized (gain) loss on investments	458,946
Net change in unrealized (appreciation) depreciation on investments	(3,512,541)
Net amortization (accretion) of premiums or discounts on CLO debt securities	(58,778)
Changes in assets and liabilities:
Dividends payable	(1,316,466)
Interest receivable	310,738
Prepaid expenses	(23,017)
Management fee payable	96,917
Due to affiliates	45,296
Professional fees payable	31,071
Directors’ fees payable	21,250
Administration fees payable	19,703
Tax expense payable	7,500
Other expenses payable	6,250
Net cash provided by (used in) operating activities	(7,115,544)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of shares of common stock pursuant to private placement	16,935,451
Paid-in capital contribution by affiliates of the Adviser pursuant to private placement (Note 4)	897,481
Net cash provided by (used in) financing activities	17,832,932
NET INCREASE (DECREASE) IN CASH	10,717,388
CASH, BEGINNING OF PERIOD	88,501
CASH, END OF PERIOD	$10,805,889

See accompanying notes to the financial statements

11

EAGLE POINT INCOME COMPANY INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2019
(UNAUDITED)

1. ORGANIZATION

Eagle Point Income Company Inc. (the “Company”) is an externally managed, non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company’s primary investment objective is to generate high current income, with a secondary objective to generate capital appreciation. The Company seeks to achieve its investment objectives by investing primarily in junior debt tranches of collateralized loan obligations, or “CLOs,” that are collateralized by a portfolio consisting primarily of below investment grade U.S. senior secured loans with a large number of distinct underlying borrowers across various industry sectors. The Company primarily focuses on CLO debt tranches rated “BB” (e.g., BB+, BB or BB-, or their equivalent) by Moody’s Investors Service, Inc., or “Moody’s,” Standard & Poor’s, or “S&P,” or Fitch Ratings, Inc., or “Fitch,” and/or other applicable nationally recognized statistical rating organizations. The Company may also invest in other junior debt tranches of CLOs, senior debt tranches of CLOs and other related securities and instruments. In addition, the Company may invest up to 20% of its total assets (at the time of investment) in unrated CLO equity securities (primarily via minority ownership positions).

The Company was initially formed on September 28, 2018 as EP Income Company LLC, a Delaware limited liability company. The Company commenced operations on October 4, 2018, the date Eagle Point Income Management LLC (the “Adviser”) contributed $100,000 in exchange for 100 units of the Company and Cavello Bay Reinsurance Limited (“Cavello Bay” and collectively with the Adviser, the “Members”) contributed to the Company, at fair value, the entire portfolio of BB-rated CLO debt it held in a separately managed account managed by an affiliate of the Adviser, totaling $75,051,650, inclusive of accrued interest of $1,371,697, in exchange for 75,051.65 units of the Company.

On October 16, 2018, the Company converted from a Delaware limited liability company into a Delaware corporation (the “Conversion”). At the time of the Conversion, the Members became stockholders of Eagle Point Income Company Inc. In connection with the Conversion, the Members converted 75,151.65 units of the Delaware limited liability company into shares of common stock in the Delaware corporation at $20 per share, resulting in 3,769,596 shares and an effective conversion rate of approximately 50.15985069 per unit.

See Note 5 “Common Stock” for further discussion relating to the Conversion.

On October 3, 2018, the Company entered into a custody agreement with Wells Fargo Bank, National Association (“Wells Fargo”), pursuant to which the Company’s portfolio of securities are held by Wells Fargo. The principal business address of Wells Fargo is 9062 Old Annapolis Road, Columbia, Maryland 21045.

The Company intends to operate so as to qualify to be taxed as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for federal income tax purposes.

The Adviser is the investment adviser of the Company and manages the investments of the Company subject to the supervision of the Company’s Board of Directors (the “Board”). The Adviser is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. Eagle Point Administration LLC, an affiliate of the Adviser, is the administrator of the Company (the “Administrator”).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The Company is considered an investment company under accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Company follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting

12

EAGLE POINT INCOME COMPANY INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2019
(UNAUDITED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES  – (continued)

Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies. Items included in the financial statements are measured and presented in United States dollars.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions which affect the reported amounts included in the financial statements and accompanying notes as of the reporting date. Actual results may differ from those estimates.

Cash and Cash Equivalents

The Company has defined cash and cash equivalents as cash and short-term, highly liquid investments with original maturities of three months or less from the date of purchase. The Company maintains its cash in a bank account which, at times, may exceed federal insured limits. The Adviser monitors the performance of the financial institution where the account is held in order to manage any risk associated with such account. No cash equivalent balances were held as of June 30, 2019.

Valuation of Investments

The most significant estimate inherent in the preparation of the financial statements is the valuation of investments. In the absence of readily determinable fair values, fair value of the Company’s investments is determined in accordance with the Company’s valuation policy. Due to the uncertainty of valuation, this estimate may differ significantly from the value that would have been used had a ready market for the investments existed, and the differences could be material.

There is no single method for determining fair value in good faith. As a result, determining fair value requires judgment be applied to the specific facts and circumstances of each portfolio investment while employing a consistently applied valuation process for the types of investments held by the Company.

The Company accounts for its investments in accordance with U.S. GAAP, and fair values its investment portfolio in accordance with the provisions of the FASB ASC Topic 820 Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Investments are reflected in the financial statements at fair value. Fair value is the estimated amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (i.e., the exit price).

The fair value hierarchy prioritizes and ranks the level of market price observability used in measuring investments at fair value. Market price observability is impacted by a number of factors, including the type of investment, the characteristics specific to the investment and the state of the marketplace (including the existence and transparency of transactions between market participants). Investments with readily available actively quoted prices, or for which fair value can be measured from actively quoted prices in an orderly market, will generally have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments measured and reported at fair value are classified and disclosed in one of the following categories based on inputs:

•	Level I — Observable, quoted prices for identical investments in active markets as of the reporting date.
•	Level II — Quoted prices for similar investments in active markets or quoted prices for identical investments in markets that are not active as of the reporting date.
13

EAGLE POINT INCOME COMPANY INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2019
(UNAUDITED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES  – (continued)

•	Level III — Pricing inputs are unobservable for the investment and little, if any, active market exists as of the reporting date. Fair value inputs require significant judgment or estimation from the Adviser.

In certain cases, inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the determination of which category within the fair value hierarchy is appropriate for any given investment is based on the lowest level of input significant to that fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the investment.

Investments for which observable, quoted prices in active markets do not exist are reported at fair value based on Level III inputs. The amount determined to be fair value may incorporate the Adviser’s own assumptions (including assumptions the Adviser believes market participants would use in valuing investments and assumptions relating to appropriate risk adjustments for nonperformance and lack of marketability).

An estimate of fair value is made for each investment at least monthly taking into account information available as of the reporting date.

See Note 3 “Investments” for further discussion relating to the Company’s investments.

In valuing the Company’s investments in CLO debt and CLO equity, the Adviser considers a variety of relevant factors, including price indications from multiple dealers, or as applicable, a third-party pricing service, recent trading prices for specific investments, recent purchases and sales known to the Adviser in similar securities and output from a third-party financial model. The third-party financial model contains detailed information on the characteristics of CLOs, including recent information about assets and liabilities, and is used to project future cash flows. Key inputs to the model, including assumptions for future loan default rates, recovery rates, prepayment rates, reinvestment rates and discount rates are determined by considering both observable and third-party market data and prevailing general market assumptions and conventions as well as those of the Adviser.

The Company engages a third-party independent valuation firm as an input to the Company’s valuation of the fair value of its investments in CLO equity. The valuation firm’s advice is only one factor considered in the valuation of such investments, and the Board does not rely on such advice in determining the fair value of the Company’s investments in accordance with the 1940 Act.

Securities Transactions

The Company records the purchases and sales of securities on trade date. Realized gains and losses on investments sold are recorded on the basis of the specific identification method.

Investment Income Recognition

Interest income from investments in CLO debt is recorded using the accrual basis of accounting. Interest income from CLO debt positions is expected to be received in cash. Amortization of premium or accretion of discount is recognized using the effective interest method.

CLO equity investments recognize investment income for U.S. GAAP purposes on the accrual basis utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows. ASC Topic 325-40, Beneficial Interests in Securitized Financial Assets, requires investment income from CLO equity investments to be recognized under the effective interest method, with any difference between cash distributed and the amount calculated pursuant to the effective interest method being recorded as an adjustment to the cost basis of the investment. It is the Company’s policy to update the effective yield for each CLO equity position held within the Company’s portfolio at the initiation of each investment and each subsequent quarter thereafter.

14

EAGLE POINT INCOME COMPANY INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2019
(UNAUDITED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES  – (continued)

Expense Recognition

Expenses are recorded on the accrual basis of accounting. Please refer to Note 4 “Related Party Transactions” for further discussion relating to the Company’s expenses.

Prepaid Expenses

Prepaid expenses consist of insurance premiums. Insurance premiums are amortized over the term of the current policy.

Organizational Expenses

Organizational expenses will be reflected on the statement of operations in accordance with guidance noted in FASB ASC Topic 720-15-25 Other Expenses — Start Up Costs — Recognition. Please refer to Note 4 “Related Party Transactions” for further discussion on organizational expenses.

Offering Expenses

Offering expenses associated with a successful sale of shares of common stock will be charged to paid-in capital in accordance with guidance noted in FASB ASC Topic 946-20-25-5 Investment Companies — Investment Company Activities — Recognition during the period in which the Company completes an initial public offering. Please refer to Note 4 “Related Party Transactions” for further discussion on offering expenses.

Payments by Affiliates

Contributions made in connection with the Company’s private placement of shares of common stock in May 2019 by affiliates of the Adviser are reflected within paid-in capital and accounted for as payments by affiliates, which follows the guidance noted in FASB ASC Topic 946-20-25-1 Investment Companies — Investment Company Activities — Recognition. Please refer to Note 4 “Related Party Transactions” for further discussion relating to payments by affiliates in connection with the Company’s private placement of shares of common stock in May 2019.

Federal and Other Taxes

The Company intends to continue to operate so as to qualify to be taxed as a RIC under subchapter M of the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Company is required to distribute at least 90% of its investment company taxable income, as defined by the Code.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for federal income tax purposes.

15

EAGLE POINT INCOME COMPANY INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2019
(UNAUDITED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES  – (continued)

As of June 30, 2019, the federal income tax cost and net unrealized depreciation on securities were as follows:

Cost for federal income tax purposes	$84,048,420
Gross unrealized appreciation	5,130
Gross unrealized depreciation	(2,862,706)
Net unrealized depreciation	$(2,857,576)

For the six months ended June 30, 2019, the Company incurred $45,000 in Delaware franchise tax expense, $37,500 of which was reimbursed to the Company by the Adviser and is not subject to recoupment.

Distributions

The composition of distributions paid to common stockholders from net investment income and capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Distributions to common stockholders are comprised of net investment income, realized gains or losses and return of capital for either U.S. federal income tax or U.S. GAAP purposes and are intended to be paid monthly at the time of a successful public offering. Distributions paid to common stockholders are recorded as a liability on record date and, unless a common stockholder opts out of the Company’s dividend reinvestment plan (the “DRIP”), are automatically reinvested in full shares of the Company as of the payment date, pursuant to the DRIP. The Company’s common stockholders who opt-out of participation in the DRIP (including those common stockholders whose shares are held through a broker who has opted out of participation in the DRIP) will receive all distributions in cash.

In addition to the regular distributions, and subject to available taxable earnings of the Company, the Company may make periodic special distributions. A special distribution represents the excess of the Company’s net taxable income over the Company’s aggregate regular distributions paid during the year.

For the six months ended June 30, 2019, no distributions were declared by the Company.

3. INVESTMENTS

Fair Value Measurement

The following tables summarize the valuation of the Company’s investments measured and reported at fair value under the fair value hierarchy levels described in Note 2 “Summary of Significant Accounting Policies” as of June 30, 2019:

	Level I	Level II	Level III	Total
Assets
CLO Debt	$—	$71,650,488	$—	$71,650,488
CLO Equity	—	—	9,540,356	9,540,356
Total Investments, at Fair Value	$—	$71,650,488	$9,540,356	$81,190,844
16

EAGLE POINT INCOME COMPANY INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2019
(UNAUDITED)

3. INVESTMENTS  – (continued)

The changes in investments classified as Level III are as follows for the six months ended June 30, 2019:

Change in Investments Classified as Level III

	CLO Equity	Total
Beginning Balance at January 1, 2019	$—	$—
Purchases of investments	9,569,250	9,569,250
Proceeds from sales or maturity of investments	—	—
Net realized gains (losses) and net change in unrealized appreciation (depreciation)	(28,894)	(28,894)
Balance as of June 30, 2019	$9,540,356	$9,540,356
Change in unrealized appreciation (depreciation) on investments still held as of June 30, 2019	$(28,894)	$(28,894)

The net realized gains (losses) recorded for Level III investments are reported in the net realized gain (loss) on investments balance in the Statement of Operations. Net changes in unrealized appreciation (depreciation) are reported in the net change in unrealized appreciation (depreciation) on investments balance in the Statement of Operations.

The change in unrealized depreciation on Level III investments still held as of June 30, 2019 was $(28,894).

Valuation of CLO Debt

The Company’s investments in CLO debt have been valued using an independent pricing service. The valuation methodology of the independent pricing service includes incorporating data comprised of observable market transactions, executable bids, broker quotes from dealers with two sided markets, as well as transaction activity from comparable securities to those being valued. As the independent pricing service contemplates real time market data and no unobservable inputs or significant judgement has been used by the Adviser in the valuation of the Company’s investment in CLO debt, such positions are considered Level II assets.

Valuation of CLO Equity

The Adviser gathers price indications from dealers, if available, as part of its valuation process as an input to estimate fair value of each CLO equity investment. Dealer price indications are not firm bids and may not be representative of the actual value where trades can be consummated. In addition, the Adviser utilizes the output of a third-party financial model to estimate the fair value of CLO equity investments. The model contains detailed information on the characteristics of each CLO, including recent information about assets and liabilities from data sources such as trustee reports, and is used to project future cash flows to the CLO note tranches, as well as management fees.

17

EAGLE POINT INCOME COMPANY INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2019
(UNAUDITED)

3. INVESTMENTS  – (continued)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level III of the fair value hierarchy as of June 30, 2019. In addition to the techniques and inputs noted in the table below, the Adviser may use other valuation techniques and methodologies when determining the Company’s fair value measurements as provided for in the valuation policy approved by the Board. The table below is not intended to be all-inclusive, but rather provides information on the significant Level III inputs as they relate to the Company’s fair value measurements as of June 30, 2019.

Assets	Fair Value as of June 30, 2019	Valuation Techniques/Methodologies	Unobservable Inputs	Range/Weighted Average
CLO Equity	$9,540,356	Discounted Cash Flows	Constant Default Rate	2.00%
			Constant Prepayment Rate	25.00%
			Reinvestment Spread	3.85%
			Reinvestment Price	99.50%
			Recovery Rate	70.00%
			Yield to Maturity	13.64% – 17.13%/15.35%

Increases (decreases) in the constant default rate, reinvestment price and yield to maturity in isolation would result in a lower (higher) fair value measurement. Increases (decreases) in the reinvestment spread and recovery rate in isolation would result in a higher (lower) fair value measurement. Changes in the constant prepayment rate may result in a higher (lower) fair value, depending on the circumstances. Generally, a change in the assumption used for the constant default rate may be accompanied by a directionally opposite change in the assumption used for the constant prepayment rate and recovery rate.

The Adviser categorizes CLO equity as Level III investments. Certain pricing inputs may be unobservable. An active market may exist, but not necessarily for investments the Company holds as of the reporting date. Additionally, unadjusted dealer quotes, when obtained for valuation purposes, are indicative.

Investment Risk Factors and Concentration of Investments

Market Risk

Certain events particular to each market in which the Company’s investments conduct operations, as well as general economic and political conditions, may have a significant negative impact on the operations and profitability of the Company’s investments and/or on the fair value of the Company’s investments. Such events are beyond the Company’s control, and the likelihood they may occur and the potential effect on the Company cannot be predicted.

Concentration Risk

The Company is classified as “non-diversified” under the 1940 Act. As a result, the Company can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Company may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. In particular, because the Company’s portfolio of investments may lack diversification among CLO securities and related investments, the Company is susceptible to a risk of significant loss if one or more of these CLO securities and related investments experience a high level of defaults on the collateral they hold.

Liquidity Risk

The securities issued by CLOs generally offer less liquidity than below investment grade or high-yield corporate debt, and are subject to certain transfer restrictions imposed on certain financial and other eligibility requirements on prospective transferees. Other investments the Company may purchase through privately negotiated transactions may also be illiquid or subject to legal restrictions on their transfer. As a result of this

18

EAGLE POINT INCOME COMPANY INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2019
(UNAUDITED)

3. INVESTMENTS  – (continued)

illiquidity, the Company’s ability to sell certain investments quickly, or at all, in response to changes in economic and other conditions and to receive a fair price when selling such investments may be limited, which could prevent the Company from making sales to mitigate losses on such investments. In addition, CLOs are subject to the possibility of liquidation upon an event of default, which could result in full loss of value to the CLO equity and junior debt investors.

Risks of Investing in CLOs

The Company’s investments consist primarily of CLO securities and the Company may invest in other related structured finance securities. CLOs and structured finance securities are generally backed by an asset or a pool of assets (typically senior secured loans and other credit-related assets in the case of a CLO) which serve as collateral. The Company and other investors in CLO and structured finance securities ultimately bear the credit risk of the underlying collateral. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Therefore, CLO and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLO and other structured finance securities. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including, but not limited to: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the fact that investments in junior debt and equity tranches will likely be subordinate to other senior classes of CLO debt; and (4) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments the Company holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the Company invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the Company may target. In addition, CLO and other structured finance securities may be subject to prepayment risk.

Prepayment Risk

Although the Adviser’s valuations and projections take into account certain expected levels of prepayments, the collateral of a CLO may be prepaid more quickly than expected. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond the Company’s control and consequently cannot be accurately predicted. Early prepayments give rise to increased reinvestment risk, as a CLO collateral manager might realize excess cash from prepayments earlier than expected. If a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce the net income and the fair value of that asset.

In addition, in most CLO transactions, CLO debt investors are subject to prepayment risk in that the holders of a majority of the equity tranche can direct a call or refinancing of a CLO, which would cause such CLO’s outstanding CLO debt securities to be repaid at par. Such prepayments of CLO debt securities held by the Company can also give rise to reinvestment risk if the Company is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid.

Interest Rate Risk

The fair value of certain investments held by the Company may be significantly affected by changes in interest rates. Although senior secured loans are generally floating rate instruments, the Company’s investments in senior secured loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch could have a

19

EAGLE POINT INCOME COMPANY INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2019
(UNAUDITED)

3. INVESTMENTS  – (continued)

negative effect on the amount of funds distributed to CLO equity investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses which may adversely affect the Company’s cash flow, fair value of its assets and operating results. In the event the Company’s interest expense was to increase relative to income, or sufficient financing became unavailable, the return on investments and cash available for distribution to stockholders or to make other payments on the securities would be reduced. In addition, future investments in different types of instruments may carry a greater exposure to interest rate risk.

LIBOR Risk

The CLO equity and debt securities in which the Company invests and earns interest at, and CLOs in which it invests typically obtain financing at a floating rate based on LIBOR. Regulators and law enforcement agencies from a number of governments, including entities in the United States, Japan, Canada and the United Kingdom, have conducted or are conducting civil and criminal investigations into whether the banks that contributed to the British Bankers’ Association, or the “BBA,” in connection with the calculation of daily LIBOR may have been under-reporting or otherwise manipulating or attempting to manipulate LIBOR. Several financial institutions have reached settlements with the Commodity Futures Trading Commission, the U.S. Department of Justice and the United Kingdom Financial Conduct Authority, or “FCA,” in connection with investigations by such authorities into submissions made by such financial institutions to the bodies that set LIBOR and other interbank offered rates. In such settlements, such financial institutions admitted to submitting rates to the BBA that were lower than the actual rates at which such financial institutions could borrow funds from other banks. Additional investigations remain ongoing with respect to other major banks. There can be no assurance that there will not be additional admissions or findings of rate-setting manipulation or that manipulations of LIBOR or other similar interbank offered rates will not be shown to have occurred. On July 9, 2013, it was announced that the NYSE Euronext Rate Administration Limited would take over the administration of LIBOR from the BBA, subject to authorization from the Financial Conduct Authority and following a period of transition. Accordingly, ICE Benchmark Administration Limited (formerly NYSE Euronext Rate Administration Limited) assumed this role on February 1, 2014. Any new administrator of LIBOR may make methodological changes to the way in which LIBOR is calculated or may alter, discontinue, or suspend calculation or dissemination of LIBOR. Any of such actions or other effects from the ongoing investigations could adversely affect the liquidity and value of the Company’s investments. Further, additional admissions or findings of manipulation may decrease the confidence of the market in LIBOR and lead market participants to look for alternative, non-LIBOR based types of financing, such as fixed rate loans or bonds or floating rate loans based on non-LIBOR indices. An increase in alternative types of financing at the expense of LIBOR-based CLOs may impair the liquidity of the Company’s investments. Additionally, it may make it more difficult for CLO issuers to satisfy certain conditions set forth in a CLO’s offering documents.

On July 27, 2017, the FCA announced that it will no longer persuade or compel banks to submit rates for the calculation of LIBOR rates after 2021 (the “FCA Announcement”). The FCA Announcement indicates that the continuation of LIBOR on the current basis (or at all) cannot and will not be guaranteed after 2021 and that planning a transition to alternative reference rates that are based firmly on transactions, such as reformed Sterling Over Night Index Average (“SONIA”) must begin. Furthermore, in the United States, efforts to identify a set of alternative U.S. dollar reference interest rates include proposals by the Alternative Reference Rates Committee (“ARRC”) of the Federal Reserve Board and the Federal Reserve Bank of New York. On June 22, 2017, the ARRC identified the Secured Overnight Financing Rate (“SOFR”), a broad U.S. treasuries repo financing rate to be published by the Federal Reserve Bank of New York, as the rate that, in the consensus view of the ARRC, represented best practice for use in certain new U.S. dollar derivatives

20

EAGLE POINT INCOME COMPANY INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2019
(UNAUDITED)

3. INVESTMENTS  – (continued)

and other financial contracts. The first publication of SOFR was released in April 2018. Although there have been a few issuances utilizing SONIA and SOFR, it remains in question whether or not these alternative reference rates will attain market acceptance as replacements for LIBOR.

At this time, it is not possible to predict the effect of the FCA Announcement or other regulatory changes or announcements, the establishment of SOFR, SONIA or any other alternative reference rates or any other reforms to LIBOR that may be enacted in the United Kingdom, the United States or elsewhere. As such, the potential effect of any such event on the Company’s net investment income cannot yet be determined.

As LIBOR is currently being reformed, investors should be aware that: (a) any changes to LIBOR could affect the level of the published rate, including to cause it to be lower and/or more volatile than it would otherwise be; (b) if the applicable rate of interest on any CLO security is calculated with reference to a tenor which is discontinued, such rate of interest will then be determined by the provisions of the affected CLO security, which may include determination by the relevant calculation agent in its discretion; (c) the administrator of LIBOR will not have any involvement in the CLOs or loans and may take any actions in respect of LIBOR without regard to the effect of such actions on the CLOs or loans; and (d) any uncertainty in the value of LIBOR or, the development of a widespread market view that LIBOR has been manipulated or any uncertainty in the prominence of LIBOR as a benchmark interest rate due to the recent regulatory reform may adversely affect the liquidity of the securities in the secondary market and their market value. Any of the above or any other significant change to the setting of LIBOR could have a material adverse effect on the value of, and the amount payable under, (i) any underlying asset of the CLO which pay interest linked to a LIBOR rate and (ii) the CLO securities in which the Company invest.

If LIBOR is eliminated as a benchmark rate, it is uncertain whether broad replacement conventions in the CLO markets will develop and, if conventions develop, what those conventions will be and whether they will create adverse consequences for the issuer or the holders of CLO securities. Currently, the CLOs in which the Company invests generally contemplate a scenario where LIBOR is no longer available by requiring the CLO administrator to calculate a replacement rate primarily through dealer polling on the applicable measurement date. However, there is uncertainty regarding the effectiveness of the dealer polling processes, including the willingness of banks to provide such quotations, which could adversely impact the Company’s net investment income. More recently, the CLOs that the Company invested in have included, or have been amended to include, language permitting the CLO investment manager to implement a market replacement rate (like those proposed by the ARRC) upon the occurrence of certain material disruption events. However, it cannot be ensured that all CLOs in which the Company is invested will have such provisions, nor can it be ensured the CLO investment managers will undertake the suggested amendments when able.

If no replacement conventions develop, it is uncertain what effect broadly divergent interest rate calculation methodologies in the markets will have on the price and liquidity of CLO securities and the ability of the collateral manager to effectively mitigate interest rate risks. While the issuers and the trustee of a CLO may enter into a reference rate amendment or the collateral manager may designate a designated reference rate, in each case, subject to the conditions described in a CLO indenture, there can be no assurance that a change to any alternative benchmark rate (a) will be adopted, (b) will effectively mitigate interest rate risks or result in an equivalent methodology for determining the interest rates on the floating rate instrument, (c) will be adopted prior to any date on which the issuer suffers adverse consequences from the elimination or modification or potential elimination or modification of LIBOR or (d) will not have a material adverse effect on the holders of the CLO securities.

In addition, the effect of a phase out of LIBOR on U.S. senior secured loans, the underlying assets of the CLOs in which the Company invest, is currently unclear. To the extent that any replacement rate utilized for senior secured loans differs from that utilized for a CLO that holds those loans, the CLO would experience an

21

EAGLE POINT INCOME COMPANY INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2019
(UNAUDITED)

3. INVESTMENTS  – (continued)

interest rate mismatch between its assets and liabilities, which could have an adverse impact on the Company’s net investment income and portfolio returns.

Low Interest Rate Environment

As of the date of the financial statements interest rates in the United States remain relatively low, which may increase the Company’s exposure to risks associated with rising interest rates. Moreover, interest rate levels are currently impacted by extraordinary monetary policy initiatives, the effect of which is impossible to predict with certainty.

Highly Subordinated and Leveraged Securities Risk

The Company’s portfolio includes junior debt and equity investments in CLOs, which involve a number of significant risks. CLOs are typically very highly leveraged (with CLO equity securities being leveraged nine to thirteen times), and therefore the junior debt and equity tranches in which the Company invests are subject to a higher degree of risk of total loss. In particular, investors in CLO securities indirectly bear risks of the collateral held by such CLOs. The Company generally has the right to receive payments only from the CLOs, and generally does not have direct rights against the underlying borrowers or the entity that sponsored the CLO. While the CLOs the Company targets generally enable an equity investor therein to acquire interests in a pool of senior secured loans without the expenses associated with directly holding the same investments, the Company generally pays a proportionate share of the CLOs’ administrative, management and other expenses if it makes a CLO equity investment. In addition, the Company may have the option in certain CLOs to contribute additional amounts to the CLO issuer for purposes of acquiring additional assets or curing coverage tests, thereby increasing overall exposure and capital at risk to such CLO. Although it is difficult to predict whether the prices of assets underlying a CLO will rise or fall, these prices (and, therefore, the prices of the CLO securities) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. The interests the Company acquires in CLOs generally are thinly traded or have only a limited trading market. CLO securities are typically privately offered and sold, even in the secondary market. As a result, investments in CLO securities are illiquid securities.

Credit Risk

If a CLO in which the Company invests, an underlying asset of any such CLO or any other type of credit investment in the Company’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status either or both the Company’s income and NAV may be adversely impacted. Non-payment would result in a reduction of the Company’s income, a reduction in the value of the applicable CLO security or other credit investment experiencing non-payment and, potentially, a decrease in the Company’s NAV. With respect to investments in CLO securities and credit investments that are secured, there can be no assurance that any liquidation of collateral would satisfy the issuer’s obligation in the event of non-payment for scheduled dividends, interest or principal. Also, there can be no assurance that any such collateral could be readily liquidated. In the event of bankruptcy of an issuer, the Company could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a CLO security or credit investment. To the extent the credit rating assigned to a security in the Company’s portfolio is downgraded, the market price and liquidity of such security may be adversely affected. In addition, if a CLO in which the Company invests triggers an event of default as a result of failing to make payments when due or for other reasons, the CLO would be subject to the possibility of liquidation, which could result in full loss of value to the CLO junior debt investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in those circumstances.

Low Or Unrated Debt Securities Risks

The Company invests primarily in securities that are rated below investment grade or, in the case of CLO equity securities, are not rated by a national securities rating service. The primary assets underlying the CLO

22

EAGLE POINT INCOME COMPANY INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2019
(UNAUDITED)

3. INVESTMENTS  – (continued)

security investments are senior secured loans, although these transactions may allow for limited exposure to other asset classes including unsecured loans, high yield bonds, emerging market loans or bonds and structured finance securities with underlying exposure to CDO tranches, residential mortgage backed securities, commercial mortgage backed securities, trust preferred securities and other types of securitizations. CLOs generally invest in lower-rated debt securities that are typically rated below Baa/BBB by Moody’s, S&P or Fitch. In addition, the Company may obtain direct exposure to such financial assets/instruments. Securities that are not rated or are rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are sometimes referred to as “high yield” or “junk.” High-yield debt securities have greater credit and liquidity risk than investment grade obligations. High-yield debt securities are generally unsecured and may be subordinated to certain other obligations of the issuer thereof. The lower rating of high-yield debt securities and below investment grade loans reflects a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the issuer thereof to make payments of principal or interest.

4. RELATED PARTY TRANSACTIONS

Investment Adviser

On October 5, 2018, the Company entered into an investment advisory agreement with the Adviser (the “Advisory Agreement”). Pursuant to the terms of the Advisory Agreement, the Company pays the Adviser, for its services, a management fee equal to an annual rate of 1.25% of the Company’s “Managed Assets”. Managed Assets are defined as the Company’s total assets (including assets attributable to the Company’s use of leverage) minus the sum of the Company’s accrued liabilities (other than liabilities incurred for the purpose of creating leverage). The management fee is calculated monthly and payable quarterly in arrears based on the Company’s Managed Assets at the end of each calendar month. For the period of January 1, 2019 to May 31, 2019, the Adviser has voluntarily waived the management fee in the amount of $404,345. Such waived amount of management fee is not subject to recoupment. For the period of June 1, 2019 to June 30, 2019, the Company was charged a management fee of $96,917, which is payable as of June 30, 2019.

An affiliate of Cavello Bay holds an indirect non-controlling ownership interest in the Adviser.

Pursuant to the terms of the Advisory Agreement, the Adviser will pay all of the Company’s organizational and offering expenses that exceed $750,000 (excluding the sales load, which is paid solely by the Adviser or its affiliates) incurred prior to or in connection with any initial public offering. Organizational and offering expenses up to $750,000 are subject to reimbursement to the Adviser and its affiliates upon a successful initial public offering and will be borne by the Company. As of June 30, 2019, an affiliate of the Adviser has paid, on behalf of the Company, aggregate organizational and offering expenses in excess of $750,000, which includes, among other expenses, offering expenses in connection with the Company’s private placement of shares of common stock in May 2019. Please refer to Note 2 “Summary of Significant Accounting Policies” for further discussion on accounting treatment for the Company’s organizational and offering costs.

The Company incurred $291,213 of operating expenses for the period from January 1, 2019 to May 31, 2019, all of which have been voluntarily reimbursed to the Company by the Adviser or its affiliates and are not subject to recoupment. For the period of June 1, 2019 to June 30, 2019, $89,000 of operating expenses were incurred by the Company.

A contribution by an affiliate of the Adviser in the aggregate amount of $897,481 was made in connection with the Company’s private placement of shares of common stock in May 2019. The contribution amount is considered a payment from an affiliate and is reflected as a paid-in capital contribution in the capital share transaction section of the Statement of Changes in Net Assets for the six months ended June 30,

23

EAGLE POINT INCOME COMPANY INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2019
(UNAUDITED)

4. RELATED PARTY TRANSACTIONS  – (continued)

2019. Please refer to Note 2 “Summary of Significant Accounting Policies” for further discussion on the accounting treatment associated with payments from affiliates. Additionally, please refer to Note 5 “Common Stock” for further discussion on the Company’s private placement of shares of common stock in May 2019.

Administrator

Effective October 5, 2018, the Company entered into an administration agreement (the “Administration Agreement”) with the Administrator, an affiliate of the Adviser. Pursuant to the Administration Agreement, the Administrator performs, or arranges for the performance of, the Company’s required administrative services, which include being responsible for the financial records which the Company is required to maintain and preparing reports which are disseminated to the Company’s stockholders. In addition, the Administrator provides the Company with accounting services, assists the Company in determining and publishing its net asset value, oversees the preparation and filing of the Company’s tax returns, monitors the Company’s compliance with tax laws and regulations, and prepares and assists the Company with any financial statement audits by an independent public accounting firm. The Administrator is also responsible for printing and disseminating reports to the Company’s stockholders and maintaining the Company’s website, providing support to investor relations, generally overseeing the payment of the Company’s expenses and the performance of administrative and professional services rendered to the Company by others, and providing such other administrative services as the Company may from time to time designate.

Payments under the Administration Agreement are equal to an amount based upon the Company’s allocable portion of the Administrator’s overhead in performing its obligations under the Administration Agreement, including rent, the fees and expenses associated with performing compliance functions and the Company’s allocable portion of the compensation of the Company’s chief compliance officer, chief financial officer, chief operating officer and the Company’s allocable portion of the compensation of any related support staff. The Company’s allocable portion of such compensation is based on an allocation of the time spent on the Company relative to other matters. To the extent the Administrator outsources any of its functions, the Company pays the fees on a direct basis, without profit to the Administrator. Certain accounting and other administrative services have been delegated by the Administrator to SS&C Technologies, Inc. (“SS&C”). The Administration Agreement may be terminated by the Company without penalty upon not less than sixty days’ written notice to the Administrator and by the Administrator upon not less than ninety days’ written notice to the Company. The Administration Agreement is approved by the Board, including by a majority of the Company’s independent directors, on an annual basis.

For the period of January 1, 2019 to June 30, 2019 the Company incurred $155,936 in administration fees consisting of $118,218 and $37,718, relating to services provided by the Administrator and SS&C, respectively, which are included in the Statement of Operations. For the period from January 1, 2019 to May 31, 2019 the Administrator has voluntarily waived $98,515 in administration fees relating to services provided by the Administrator, which would have otherwise been charged to the Company. Such waived amount is not subject to recoupment. Additionally, the Adviser reimbursed the Company $30,218 of the administration fees relating to services provided by SS&C for the period from January 1, 2019 through May 31, 3019, which is included as part of the operating expense reimbursement described above.

Affiliated Ownership

As of June 30, 2019, the Adviser held an aggregate of 0.1% of the Company’s common stock.

Due to Affiliates

Due to affiliates reported in the Statement of Assets and Liabilities represents amounts payable to the Adviser and its affiliates for expenses paid on behalf of the Company for periods after May 31, 2019.

24

EAGLE POINT INCOME COMPANY INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2019
(UNAUDITED)

5. COMMON STOCK

On October 16, 2018, the Company converted from a Delaware limited liability company into a Delaware corporation. At the time of the Conversion, the Members of Eagle Point Income Company LLC became stockholders of Eagle Point Income Company Inc. and were issued an aggregate of 3,769,596 shares of common equity, par value of $0.001 per share.

In May 2019, the Company issued 886,563 shares of common stock pursuant to a private placement at an average net price per share to the Company of $20.11, which represented the applicable net asset value per share of common stock. Of such average net price per share of common stock, $19.10 per share was paid by investors participating in the private placement and $1.01 per share was contributed to the Company by an affiliate of the Adviser. As a result, the Company received total net proceeds of $17,832,932 in connection with the private placement, $897,481 of which was contributed by an affiliate of the Adviser. Please refer to Note 4 “Related Party Transactions” for further discussion on the Company’s private placement of shares of common stock in May 2019.

As of June 30, 2019, there were 150,000,000 shares of common stock authorized, of which 4,656,159 share were issued and outstanding.

6. COMMITMENTS AND CONTINGENCIES

The Company is not currently subject to any material legal proceedings. From time to time, the Company may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Company’s rights under contracts. While the outcome of these legal proceedings cannot be predicted with certainty, the Company does not expect these proceedings will have a material effect upon its financial condition or results of operations.

As of June 30, 2019, the Company had no unfunded commitments.

7. INDEMNIFICATIONS

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, during the normal course of business, the Company enters into contracts containing a variety of representations which provide general indemnifications. The Company’s maximum exposure under these agreements cannot be known; however, the Company expects any risk of loss to be remote.

8. RECENT ACCOUNTING AND TAX PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”) related to FASB ASC Topic 820 Fair Value Measurement and Disclosures — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 eliminates, amends, and adds to the fair value measurement disclosure requirements of ASC Topic 820. The amendments are designed to provide more decision useful information to financial statement users. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019. The Company is currently evaluating the impact, if any, of applying this provision.

9. SUBSEQUENT EVENTS

Management of the Company has evaluated the need for disclosures and/or adjustments resulting from subsequent events through July 10, 2019, and has determined there are no events in addition to those described above which would require adjustment to or disclosure in the financial statements and related notes through this date.

25

EAGLE POINT INCOME COMPANY INC.
FINANCIAL HIGHLIGHTS
(UNAUDITED)

Per Share Data	For the six months ended June 30, 2019	For the period from October 16, 2018 to December 31, 2018
Net asset value, beginning of period	$18.28	20.00
Net investment income, before fee waivers and expenses reimbursed by the Adviser(1)	0.58	0.10
Management fee voluntarily waived by the Adviser(1)	0.10	0.05
Expenses reimbursed by the Adviser(1)	0.07	0.20
Administration fee voluntarily waived by the Adviser(1)	0.02	—
Net investment income	0.77	0.35
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments(1)(2)	0.91	(1.72)
Net income (loss) and net increase (decrease) in net assets resulting from operations	1.68	(1.37)
Common stock distributions from net investment income	—	(0.35)
Common stock distributions from net realized gains on investments	—	—
Common stock distributions from tax return of capital	—	—
Total common stock distributions declared to stockholders	—	(0.35)
Effect of shares issued(3)	(0.19)	—
Effect of paid-in capital contribution(4)	0.19	—
Net effect of shares issued	—	—
Net asset value at end of period	$19.96	18.28
Total return(5)	9.19%	(6.85)%
Shares of common stock outstanding at end of period	4,656,159	3,769,596
Ratios and Supplemental Data:
Net asset value at end of period	$92,943,069	68,923,362
Ratio of net investment income to average net assets(6)	6.74%	8.54%
Ratio of expenses, before fee waivers and expenses reimbursed by the Adviser, to average net assets(6)	2.65%	3.12%
Ratio of expenses, after fee waivers and expenses reimbursed by the Adviser, to average net assets(6)(7)	1.65%	0.00%
Portfolio turnover rate(8)	13.85%	2.35%

(1)	Per share amounts are based on the weighted average of shares of common stock outstanding for the period.
(2)	Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments includes a rounding adjustment to reconcile to the change in net asset value (“NAV”) per share at the end of the period.
(3)	Represents the effect per share of the Company’s issuance of shares of common stock pursuant to a private placement in May 2019.
(4)	Represents the effect of the paid-in capital contribution made by an affiliate of the Adviser pursuant to a private placement in May 2019.
(5)	Total return for the periods presented are not annualized.
26

EAGLE POINT INCOME COMPANY INC.
FINANCIAL HIGHLIGHTS – (continued)
(UNAUDITED)

(6)	Ratios for the periods presented are annualized. Ratios include the impact of the fee waivers and expenses reimbursed by the Adviser.
(7)	Expenses borne by the Company for the period from October 16, 2018 to December 31, 2018 and for the period from January 1, 2019 to May 31, 2019 were reimbursed by the Adviser. In addition, the Adviser has voluntarily waived the management fee and administration fee for the same periods from October 16, 2018 to December 31, 2018 and from January 1, 2019 to May 31, 2019. Please refer to Note 4 “Related Party Transactions” for further discussion relating to the Company’s expenses.
(8)	The portfolio turnover rate is calculated as the total of investment sales executed and repayments of principal during the periods presented, divided by the average fair value of the investments for the same period.
27

EAGLE POINT INCOME COMPANY INC.
FINANCIAL HIGHLIGHTS

Financial highlights for the period from October 4, 2018 (Commencement of Operations) to October 15, 2018 for the Members are as follows:

Per Unit Data	For the period from October 4, 2018 (Commencement of Operations) to October 15, 2018
Net asset value at beginning of period	$1,000.00
Net investment income	2.69
Net change in unrealized appreciation (depreciation) on investments	0.51
Net income (loss) and net increase (decrease) in net assets resulting from operations	3.20
Net asset value at end of period	$1,003.20
Total return(1)	0.32%
Ratios and Supplemental Data:
Net asset value at end of period	$75,391,911
Ratio of net investment income to average net assets(1)	0.27%
Ratio of expenses to average net assets(2)	0.00%
Portfolio turnover rate(3)	0.00%

(1)	Total return and ratio of net investment income to average net assets for the period from October 4, 2018 (Commencement of Operations) to October 15, 2018 are not annualized.
(2)	No expenses were borne by the Company from October 4, 2018 (Commencement of Operations) to October 15, 2018. Please refer to Note 4 “Related Party Transactions” for further discussion relating to the Company’s expenses.
(3)	The Company did not enter transactions to purchase or sell securities from October 4, 2018 (Commencement of Operations) to October 15, 2018. As such, the portfolio turnover rate is 0.00%.

Note: The above Financial Highlights for the period from October 4, 2018 (Commencement of Operations) to October 15, 2018 for Members represents the period when the Company was initially organized as a Delaware limited liability company.

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Additional Information

Management

Our Board of Directors (the “Board”) is responsible for managing the Company’s affairs, including the appointment of advisers and sub-advisers. The Board has appointed officers who assist in managing the Company’s day-to-day affairs.

The Board

The Board currently consists of six members, four of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Company. The Company refers to these directors as the Company’s “independent directors.”

Under our certificate of incorporation and bylaws, our board of directors is divided into three classes with staggered terms, with the term of only one of the three classes expiring at each annual meeting of our stockholders. The classification of the board across staggered terms may prevent replacement of a majority of the directors for up to a two-year period.

The directors and officers of the Company are listed below. Except as indicated, each individual has held the office shown or other offices with the same company for the last five years. Certain of the Company’s officers and directors also are officers or managers of our Adviser. Each of our directors also serves as a director of Eagle Point Credit Company Inc, a registered investment company for which an affiliate of our Adviser serves as investment adviser.

Name, Address[1] and Age	Position(s) held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships[3]
Interested Directors[2]

Thomas P. Majewski Age: 44	Class III Director, Chief Executive Officer and Chairperson of the Board	Since inception; Term expires 2020	Managing Partner of Eagle Point Income Management LLC since September 2018; Managing Partner of Eagle Point Credit Management LLC since September 2012.	Eagle Point Credit Company Inc.

James R. Matthews Age: 52	Class II Director	Since inception; Term expires 2019	Principal of Stone Point Capital LLC since October 2011.	Eagle Point Credit Company Inc.

Independent Directors

Scott W. Appleby Age: 54	Class I Director	Since inception; Term expires 2021	President of Appleby Capital, Inc. since April 2009.	Eagle Point Credit Company Inc.
Kevin F. McDonald Age: 53	Class III Director	Since inception; Term expires 2020	Chief Operating Officer of AltaRock Partners since January 2019; Director of Business Development and Investor Relations of Folger Hill Asset Management, LP from December 2014 to July 2018; Principal of Taylor Investment Advisors, LP from March 2002 to March 2017; Chief Executive Officer of Taylor Investment Advisors, LP from 2006 to December 2014.	Eagle Point Credit Company Inc.

29

Name, Address[1] and Age	Position(s) held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships[3]
Paul E. Tramontano Age: 57	Class II Director	Since inception; Term expires 2019	Senior Managing Director and Portfolio Manager at First Republic Investment Management since October 2015; Co-Chief Executive Officer of Constellation Wealth Advisors LLC from April 2007 to October 2015.	Eagle Point Credit Company Inc.

Jeffrey L. Weiss Age: 58	Class I Director	Since inception; Term expires 2021	Private Investor since June 2012; Managing Partner of Colter Lewis Investment Partners since January 2018.	Eagle Point Credit Company Inc.

[1]	The business address of each of our directors is c/o Eagle Point Income Company Inc., 600 Steamboat Road, Suite 202, Greenwich, Connecticut 06830.
[2]	Mr. Majewski is an interested director due to his position as Chief Executive Officer and his position with the Adviser. Mr. Matthews is an interested director due to his position with Stone Point Capital LLC, which is an affiliate of the Adviser.
[3]	Eagle Point Credit Company Inc. is considered to be in the same fund complex as us and, as a result, each director serves as a director of two investment companies in the same complex.

The Company’s registration statement, prospectus and proxy statement for the annual stockholders’ meeting include additional information about our directors. A copy of the prospectus and proxy statement is available free of charge upon request by calling (844) 810-6501.

Officers

Information regarding our officers who are not directors is as follows:

Name, Address[1] and Age	Positions Held with the Company	Term of Office and Length of Time Served[2]	Principal Occupation(s) During the Last Five Years
Kenneth P. Onorio Age: 51	Chief Financial Officer and Chief Operating Officer	Since inception

Chief Financial Officer and Chief Operating Officer of ECC since July 2014; Chief Financial Officer of the Adviser since October 2018 and Eagle Point Credit Management since July 2014; Chief Operating Officer of the Adviser since October 2018 and Eagle Point Credit Management since August 2014; Executive Director of Private Equity and Hedge Fund Administration at JPMorgan Alternative Investment Services from September 2008 to July 2014.

Nauman S. Malik Age: 39	Chief Compliance Officer	Since inception

Chief Compliance Officer of ECC since September 2015; General Counsel of the Adviser since October 2018 and Eagle Point Credit Management since June 2015; Chief Compliance Officer of the Adviser since October 2018 and Eagle Point Credit Management since September 2015; Associate, Dechert LLP, a law firm, from September 2012 to May 2015.

Courtney B. Fandrick Age: 36	Secretary	Since inception	Deputy Chief Compliance Officer of the Adviser since October 2018 and Eagle Point Credit Management LLC since December 2014; Secretary of ECC since August 2015; Senior Compliance Associate, Bridgewater Associates, LP from August 2007 to December 2014.

[1]	The business address of each of our officers is c/o Eagle Point Income Company Inc., 600 Steamboat Road, Suite 202, Greenwich, Connecticut 06830. All of our officers are officers or employees of the Adviser or affiliated companies.
[2]	Each officer holds office until his or her successor is chosen and qualifies, or until his or her earlier resignation or removal.
30

Director and Officer Compensation

Our directors received compensation from the Company in the amounts set forth in the following table during the six months ended June 30, 2019.

Name	Aggregate Compensation from the Company[1,2,3]

Scott W. Appleby	$40,425	*
Kevin F. McDonald	$37,315	*
Paul E. Tramontano	$37,315	*
Jeffrey L. Weiss	$43,534	*
TOTAL	$158,589	*

*	Reflects $63,750 relating to the period ending December 31, 2018, that was paid during the six months ended June 30, 2019, which amount was comprised of $16,250, $15,000, $15,000 and $17,500 paid to Mr. Appleby, Mr. McDonald, Mr. Tramontano and Mr. Weiss, respectively.

[1]	For a discussion of the independent directors’ compensation, see below.
[2]	The Company does not maintain a pension plan or retirement plan for any of our directors.
[3]	These amounts were reimbursed by the Adviser on behalf of the Company and are not subject to recoupment.

As compensation for serving on our board of directors, each of our independent directors receives an annual fee of $60,000. The chairman of the audit committee receives an additional annual fee of $10,000 and the chairman of the nominating committee receives an additional annual fee of $5,000 for their additional services in these capacities, as well as reasonable out-of-pocket expenses incurred in attending such meetings. No compensation is, or is expected to be, paid by us to directors who are “interested persons” of us, as such term is defined in the 1940 Act, or our officers. We have obtained directors’ and officers’ liability insurance on behalf of our directors and officers.

No compensation is, or is expected to be, paid by us to our directors who are “interested persons” of us, as such term is defined in the 1940 Act, or to our officers. Our officers are compensated by the Adviser or one of its affiliates, as applicable.

We have entered into an Administration Agreement pursuant to which Eagle Point Administration LLC, our administrator (“Eagle Point Administration”), performs, or arranges for the performance of, our required administrative services, among other things. Payments under the Administration Agreement are equal to an amount based upon our allocable portion of Eagle Point Administration’s overhead in performing its obligations under the Administration Agreement, including rent, the fees and expenses associated with performing compliance functions and our allocable portion of the compensation of our chief financial officer and chief compliance officer and our allocable portion of the compensation of any administrative support staff. Our allocable portion of such total compensation is based on an allocation of the time spent on us relative to other matters. The Administration Agreement will remain in effect if approved by the Board, including by a majority of our independent directors, on an annual basis. The Administration Agreement was most recently reapproved by the Board in October 2018.

Advisory Agreement

Subject to the overall supervision of our Board, the Adviser manages the day-to-day operations of, and provides investment advisory and management services to, us pursuant to an investment advisory agreement (the “Advisory Agreement”). A discussion regarding the basis for the Board’s approval of the Advisory Agreement is available in our annual report for the period ended December 31, 2018. A copy of the annual report is available free of charge by calling (844) 810-6501 or from the EDGAR Database on the SEC’s website (www.sec.gov).

31

Portfolio Information

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The SEC’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Company will also make its Form N-Q filings available upon request.

Proxy Information

The Company has delegated its proxy voting responsibility to the Adviser. A description of these policies and procedures is available (1) without charge, upon request, by calling toll free (844) 810-6501; and (2) on the SEC’s website (www.sec.gov).

Information regarding how the Company voted proxies relating to portfolio securities for the 12-month period ended June 30, 2019 will be available: (1) without charge, upon request, by calling toll free (844) 810-6501; and (2) in the Company’s Form N-PX filing with the SEC, which can be found on the SEC’s website (www.sec.gov) when made.

Tax Information

For the six month period ended June 30, 2019, the Company did not record any distributions on our common stock.

Privacy Information

The Company is committed to protecting your privacy. This privacy notice explains the privacy policies of Eagle Point Income Company Inc. and its affiliated companies. The terms of this notice apply to both current and former stockholders. The Company will safeguard, according to strict standards of security and confidentiality, all information it receives about you. With regard to this information, the Company maintains procedural safeguards that are reasonably designed to comply with federal standards.  We have implemented procedures that are designed to restrict access to your personal information to authorized employees of the Company’s investment adviser, Eagle Point Income Management LLC and its affiliates who need to know your personal information to perform their jobs, and in connection with servicing your account. The Company’s goal is to limit the collection and use of information about you. While we may share your personal information with our affiliates in connection with servicing your account, our affiliates are not permitted to share your information with non-affiliated entities, except as permitted or required by law.

When you purchase shares of the Company’s common stock and in the course of providing you with products and services, we and certain of our service providers, such as a transfer agent, may collect personal information about you, such as your name, address, social security number or tax identification number. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or information captured on applicable websites.

We do not disclose any personal information provided by you or gathered by us to non-affiliated third parties, except as permitted or required by law or for our everyday business purposes, such as to process transactions or service your account. For example, we may share your personal information in order to send you annual and semiannual reports, proxy statements and other information required by law, and to send you information the Company believes may be of interest to you. We may disclose your personal information to unaffiliated third party financial service providers (which may include a custodian, transfer agent, accountant or financial printer) who need to know that information in order to provide services to you or to the Company. These companies are required to protect your information and use it solely for the purpose for which they received it or as otherwise permitted by law. We may also provide your personal information to your brokerage or financial advisory firm and/or to your financial adviser or consultant, as well as to professional advisors, such as accountants, lawyers and consultants.

We reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required by law, such as in accordance with a court order or at the request of government regulators or law enforcement authorities or to protect our rights or property. We may also disclose your personal information to a non-affiliated third party at your request or if you consent in writing to the disclosure.

32

If you have any queries or concerns about the privacy of your personal information, please contact our investor relations team at (844) 810-6501.

We will review this policy from time to time and may update it at our discretion. This policy was last updated in February 2019.

*                 *                 *

33

Item 2. Code of Ethics

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrant

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 6. Investments

A schedule of investments is included in the Company’s report to stockholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 8. Portfolio Managers of Closed-End Investment Companies

(a)	The information required by this Item is only required in an annual report on this Form N-CSR.

(b)	There has been no change, as of the date of the filing of this N-CSR, to any of the portfolio managers identified in response to this item in the Registrant’s most recent annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases

There have been no purchases by or on behalf of the registrant of shares or other units of any class of the registrant’s equity securities that are registered pursuant to Section 12 of the Exchange Act during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which stockholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30(a)-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not engage in securities lending activity during the six months ended June 30, 2019.

Item 13. Exhibits

(a) (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE POINT INCOME COMPANY INC.

By:	_/s/ Thomas P. Majewski ____________

Thomas P. Majewski

Chief Executive Officer

Date:	July 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacity and on the dates indicated.

By:	_/s/ Thomas P. Majewski _____

Thomas P. Majewski

Chief Executive Officer (principal executive officer)

Date:	July 15, 2019

By:	_/s/ Kenneth P. Onorio __________

Kenneth P. Onorio

Chief Financial Officer (principal financial officer)

Date:	July 15, 2019